Borrowings - Long-Term Debt, Debt Issued (Details) - USD ($) $ in Millions	3 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
U.S dollar. fixed-rate notes
Notes Issued
Aggregate amount of debt issued	$ 3,250	$ 1,800
U.S dollar. fixed-rate notes | Minimum
Notes Issued
Credit facility term	3 years	5 years
Coupon rate (as a percent)	4.00%	2.20%
U.S dollar. fixed-rate notes | Maximum
Notes Issued
Credit facility term	30 years	30 years
Coupon rate (as a percent)	4.90%	3.43%
Euro fixed-rate notes
Notes Issued
Aggregate amount of debt issued		$ 2,300
Euro fixed-rate notes | Minimum
Notes Issued
Credit facility term		8 years
Coupon rate (as a percent)		0.875%
Euro fixed-rate notes | Maximum
Notes Issued
Credit facility term		12 years
Coupon rate (as a percent)		1.25%
IBM Credit LLC | Fixed rate debt due in 2021 to 2023
Notes Issued
Outstanding debt redeemed			$ 1,750
Aggregate principal redeemed (as a percent)			100.00%
Loss upon redemption on notes			$ (22)